Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	May 24, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023
Significant Accounting Policies [Line Items]
Ordinary share per share (in Dollars per share)	$ 2	$ 0.12
cash and cash equivalents		$ 22,000,000
Totaling approximately		$ 3,620,000
Other segments percentage		10.00%
Profit or loss percent		10.00%
Assets percentage		10.00%
Geographical segmental data revenue percentage		4.00%
Rate of variance		2.14%
Post-tax profit higher/lower			$ 288,000	$ 228,000
Post-tax interest rate risk		$ 3,800	11,000	14,000
Restricted cash amount		1,600,000	1,300,000
Cash in china					$ 100,000
Recognized recovery impairment provision		899,433	(7,394)
Allowance for slow moving or obsolete inventory		$ 3,797,552	942,882
Commercial contracts tax rate		3.00%
Governmental contracts tax rate		1.00%
Impairment loss on goodwill		$ 2,267,583
Impairment loss		3,682,789	4,408,037
Revenue amounting		36,211,678	34,331,705	35,041,563
Related party		68,824	146,243	111,627
Related lawsuits		3.62
Actuarial loss		3,486
Actuarial gain			551,649	627,193
Recognized rental income		$ 493,516	582,000	$ 257,000
Strengthened/weakened [Member]
Significant Accounting Policies [Line Items]
Rate of variance		2.28%
Maximum [Member]
Significant Accounting Policies [Line Items]
Post-tax profit higher/lower		$ 1,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Post-tax profit higher/lower			$ 288,000
Revenue recognize		$ 256,815